Summary of Significant Accounting Policies (Details 1) - Warrant [Member] - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2017
Schedule of warrant liability [Abstract]
Balance as of beginning of period	$ 817,155	$ 774,172	$ 1,381,465	$ 345,960
Value assigned to warrants in connection with convertible promissory and short-term notes		336,571	579,873	777,490
Reclassification to equity			(1,179,418)
Change in fair value of warrant liability	6,689	270,722	35,235	258,015
Balance as of end of period	$ 823,844	$ 1,381,465	$ 817,155	$ 1,381,465